ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS – 55.9%

Aerospace/Defense – 1.6%
Lockheed Martin Corp., 3.35%, 09/15/21	$702,000	$722,521
Northrop Grumman Corp., 2.08%, 10/15/20	1,065,000	1,065,712
Total Aerospace/Defense		1,788,233

Airlines – 1.8%
Delta Air Lines, Inc., 2.60%, 12/04/20	1,930,000	1,932,585

Auto Manufacturers – 1.4%
General Motors Financial Co., Inc., 4.38%, 09/25/21	1,526,000	1,574,633

Banks – 14.0%
Bank of America Corp., Series MTN, 3.50%, (3-Month USD LIBOR + 0.63%), 05/17/22@	2,813,000	2,866,185
Bank of New York Mellon Corp. (The), Series MTN, 2.05%, 05/03/21	1,642,000	1,657,153
Citigroup, Inc., 2.65%, 10/26/20	940,000	941,514
Citigroup, Inc., 1.32%, (3-Month USD LIBOR + 1.07%), 12/08/21@	1,433,000	1,446,394
Citigroup, Inc., 2.31%, (SOFR + 0.87%), 11/04/22@	366,000	372,824
Goldman Sachs Group, Inc. (The), 2.60%, 12/27/20	2,132,000	2,143,064
Goldman Sachs Group, Inc. (The), 2.88%, (3-Month USD LIBOR + 0.82%), 10/31/22@	869,000	890,114
Manufacturers & Traders Trust Co., Series BKNT, 0.51%, (3-Month USD LIBOR + 0.27%), 01/25/21@	520,000	520,502
Morgan Stanley, Series MTN, 2.63%, 11/17/21	600,000	615,159
Truist Bank, Series BKNT, 2.85%, 04/01/21	1,086,000	1,097,456
Wells Fargo & Co., Series MTN, 2.55%, 12/07/20	1,095,000	1,099,494
Wells Fargo & Co., 3.07%, 01/24/23	1,880,000	1,939,701
Total Banks		15,589,560

Beverages – 0.6%
Constellation Brands, Inc., 2.70%, 05/09/22	683,000	705,418

Biotechnology – 1.1%
Biogen, Inc., 3.63%, 09/15/22	1,184,000	1,254,304

Commercial Services – 2.6%
Equifax, Inc., 2.30%, 06/01/21	200,000	202,349
Equifax, Inc., 1.15%, (3-Month USD LIBOR + 0.87%), 08/15/21@	570,000	572,342
Equifax, Inc., 3.60%, 08/15/21	1,420,000	1,458,328
Moody’s Corp., 4.50%, 09/01/22	643,000	686,547
Total Commercial Services		2,919,566

Computers – 1.8%
Apple, Inc., 2.00%, 11/13/20	410,000	410,862
Dell International LLC / EMC Corp., 4.42%, 06/15/21‡	137,000	140,255
Dell, Inc., 4.63%, 04/01/21	1,415,000	1,434,280
Total Computers		1,985,397

Diversified Financial Services – 2.0%
Air Lease Corp., 3.50%, 01/15/22	1,420,000	1,457,083
Capital One Financial Corp., 3.05%, 03/09/22	728,000	751,565
Total Diversified Financial Services		2,208,648

Electric – 5.2%
Dominion Energy, Inc., 2.72%, 08/15/21#	1,623,000	1,653,435
Edison International, 2.40%, 09/15/22	2,415,000	2,463,637
Entergy Corp., 4.00%, 07/15/22	1,530,000	1,614,300
Total Electric		5,731,372

Food – 0.8%
General Mills, Inc., 3.20%, 04/16/21	910,000	923,900

Gas – 0.7%
Southern California Gas Co., 0.57%, (3-Month USD LIBOR + 0.35%), 09/14/23@	798,000	798,031

Healthcare - Products – 0.8%
Boston Scientific Corp., 3.38%, 05/15/22	390,000	407,913
Zimmer Biomet Holdings, Inc., 0.98%, (3-Month USD LIBOR + 0.75%), 03/19/21@	512,000	512,092
Total Healthcare - Products		920,005

Healthcare - Services – 2.1%
Anthem, Inc., 2.50%, 11/21/20	1,655,000	1,659,974
Humana, Inc., 2.50%, 12/15/20	705,000	707,983
Total Healthcare - Services		2,367,957

Investment Companies – 1.0%
Ares Capital Corp., 3.63%, 01/19/22	1,081,000	1,112,510

Media – 1.0%
DISH DBS Corp., 6.75%, 06/01/21	654,000	671,004
Time Warner Cable LLC, 4.00%, 09/01/21	402,000	410,775
Total Media		1,081,779

Miscellaneous Manufacturing – 1.2%
Textron, Inc., 0.79%, (3-Month USD LIBOR + 0.55%), 11/10/20@	1,300,000	1,300,039

Oil & Gas – 0.9%
Phillips 66, 0.83%, (3-Month USD LIBOR + 0.60%), 02/26/21@	970,000	970,109

Pharmaceuticals – 4.1%
Becton Dickinson and Co., 2.89%, 06/06/22	963,000	997,334
Elanco Animal Health, Inc., 4.91%, 08/27/21	1,890,000	1,944,337
Mylan NV, 3.15%, 06/15/21	1,621,000	1,647,319
Total Pharmaceuticals		4,588,990

Pipelines – 5.2%
Buckeye Partners LP, 4.88%, 02/01/21	1,910,000	1,915,969
Energy Transfer Operating LP, 4.65%, 06/01/21	500,000	507,941
Kinder Morgan Energy Partners LP, 3.50%, 03/01/21	1,670,000	1,682,042
NGPL PipeCo LLC, 4.38%, 08/15/22‡	465,000	482,991
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 06/01/22	1,182,000	1,210,912
Total Pipelines		5,799,855

REITS – 1.9%
Boston Properties LP, 4.13%, 05/15/21	940,000	952,340
Kimco Realty Corp., 3.40%, 11/01/22	1,078,000	1,134,062
Total REITS		2,086,402

Retail – 1.8%
QVC, Inc., 4.38%, 03/15/23	1,870,000	1,944,800

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Investments	Principal	Value
CORPORATE BONDS (continued)

Semiconductors – 0.5%
Xilinx, Inc., 3.00%, 03/15/21	$500,000	$505,971
Software – 0.5%
VMware, Inc., 2.95%, 08/21/22	530,000	552,101

Telecommunications – 1.1%
Sprint Corp., 7.25%, 09/15/21	1,140,000	1,194,150

Trucking & Leasing – 0.2%
Aviation Capital Group LLC, 0.94%, (3-Month USD LIBOR + 0.67%), 07/30/21@‡	270,000	262,875

Total Corporate Bonds (Cost $61,837,559)		62,099,190

U.S. TREASURY NOTES – 19.3%
U.S. Treasury Note, 1.75%, 10/31/20	969,000	970,311
U.S. Treasury Note, 1.13%, 02/28/21	5,628,000	5,651,977
U.S. Treasury Note, 1.25%, 03/31/21	5,618,000	5,650,540
U.S. Treasury Note, 1.38%, 04/30/21	3,738,000	3,765,816
U.S. Treasury Note, 0.21%, 04/30/22	5,450,000	5,456,182
Total U.S. Treasury Notes (Cost $21,488,795)		21,494,826

ASSET BACKED SECURITIES – 14.5%

Diversified Financial Services – 14.5%
Ally Master Owner Trust, Class A, Series 2018-2, 3.29%, 05/15/23	1,085,000	1,106,407
American Express Credit Account Master Trust, Class A, Series 2017-6, 2.04%, 05/15/23	2,255,000	2,256,597
BA Credit Card Trust, Class A2, Series 2018-A2, 3.00%, 09/15/23	700,000	710,492
Capital One Multi-Asset Execution Trust, Class A8, Series 2015-A8, 2.05%, 08/15/23	596,000	596,389
Carmax Auto Owner Trust, Class A2A, Series 2019-2, 2.69%, 07/15/22	617,973	620,972
CarMax Auto Owner Trust, Class A3, Series 2018-1, 2.48%, 11/15/22	626,089	631,705
Citibank Credit Card Issuance Trust, Class A1, Series 2018-A1, 2.49%, 01/20/23	2,180,000	2,194,959
Discover Card Execution Note Trust, Class A3, Series 2016-A3, 1.85%, 10/16/23	948,000	956,312
First National Master Note Trust, Class A, Series 2018-1, 0.61%, (1-Month USD LIBOR + 0.46%), 10/15/24@	665,000	664,692
Ford Credit Floorplan Master Owner Trust A, Class A1, Series 2018-1, 2.95%, 05/15/23	500,000	507,967
GM Financial Automobile Leasing Trust, Class C, Series 2018-2, 3.50%, 04/20/22	437,000	438,775
GM Financial Consumer Automobile Receivables Trust, Class B, Series 2017-3A, 2.33%, 03/16/23‡	735,000	745,104
Hyundai Auto Receivables Trust, Class B, Series 2016-B, 1.82%, 11/15/22	520,000	521,495
Santander Drive Auto Receivables Trust, Class C, Series 2017-3, 2.76%, 12/15/22	277,365	278,598
SoFi Consumer Loan Program Trust, Class A, Series 2020-1, 2.02%, 01/25/29‡	293,722	296,944
Verizon Owner Trust, Class A1A, Series 2019-A, 2.93%, 09/20/23	1,972,000	2,021,437
World Financial Network Credit Card Master Trust, Class A, Series 2019-B, 2.49%, 04/15/26	535,000	551,807
World Omni Auto Receivables Trust, Class A2, Series 2020-A, 1.71%, 11/15/22	1,006,629	1,017,400
Total Asset Backed Securities (Cost $16,073,316)		16,118,052

FOREIGN BONDS – 7.9%

Auto Manufacturers – 0.7%
Daimler Finance North America LLC, 0.71%, (3-Month USD LIBOR + 0.45%), 02/22/21 (Germany)@‡	780,000	780,319

Banks – 4.0%
Banco Bradesco SA, 5.90%, 01/16/21 (Brazil)‡	940,000	948,225
Credit Suisse Group Funding Guernsey Ltd., 3.13%, 12/10/20 (Switzerland)	1,920,000	1,930,076
HSBC Holdings PLC, 4.00%, 03/30/22 (United Kingdom)	910,000	955,942
Sumitomo Mitsui Financial Group, Inc., 1.92%, (3-Month USD LIBOR + 1.68%), 03/09/21 (Japan)@	615,000	619,250
Total Banks		4,453,493

Oil & Gas – 2.0%
Ecopetrol SA, 5.88%, 09/18/23 (Colombia)	1,320,000	1,453,650
Petroleos Mexicanos, 5.50%, 01/21/21 (Mexico)	775,000	783,719
Total Oil & Gas		2,237,369

Pharmaceuticals – 1.2%
Bayer US Finance II LLC, 0.86%, (3-Month USD LIBOR + 0.63%), 06/25/21 (Germany)@‡	260,000	260,536
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 07/21/21 (Israel)	1,000,000	992,375
Total Pharmaceuticals		1,252,911
Total Foreign Bonds (Cost $8,678,326)		8,724,092

MUNICIPAL BOND – 0.5%
New Jersey Transportation Trust Fund Authority, Series C, 6.10%, 12/15/28 (Cost $505,468)	500,000	505,725

MORTGAGE BACK SECURITY – 0.0%**

Commercial Mortgage Backed Securities – 0.0%**
Fannie Mae - Aces, Class A1, Series 2016-M1, 2.43%, 01/25/26	53,362	53,853
Total Mortgage Back Security (Cost $53,758)		53,853

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

Investments	Shares	Value
MONEY MARKET FUND – 1.9%
JPMorgan U.S. Government Money Market Fund - Institutional Class, 0.01%(a) (Cost $2,097,130)	2,097,130	$2,097,130

Total Investments – 100.0% (Cost $110,734,352)		111,092,868
Other Assets in Excess of Liabilities – 0.0%**		5,535
Net Assets – 100.0%		$111,098,403

LIBOR - London Interbank Offered Rate

LP - Limited Partnership

PLC - Public Limited Company

REITS - Real Estate Investment Trusts

SOFR - Secured Overnight Financing Rate

#	Represents step coupon bond. Rate shown reflects the rate in effect at September 30, 2020.
@	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
**	Less than 0.05%.
‡	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(a)	Rate shown reflects the 7-day yield as of September 30, 2020.

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2020, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$–	$62,099,190	$–	$62,099,190
U.S. Treasury Notes	–	21,494,826	–	21,494,826
Asset Backed Securities	–	16,118,052	–	16,118,052
Foreign Bonds	–	8,724,092	–	8,724,092
Municipal Bond	–	505,725	–	505,725
Mortgage Back Security	–	53,853	–	53,853
Money Market Fund	2,097,130	–	–	2,097,130
Total	$2,097,130	$108,995,738	$–	$111,092,868

ADVISORSHARES SAGE CORE RESERVES ETF

Schedule of Investments (continued)

September 30, 2020 (Unaudited)

SUMMARY OF SCHEDULE OF INVESTMENTS

	% of
	Net Assets
Aerospace/Defense	1.6%
Airlines	1.8
Auto Manufacturers	2.1
Banks	18.0
Beverages	0.6
Biotechnology	1.1
Commercial Mortgage Backed Securities	0.0	**
Commercial Services	2.6
Computers	1.8
Diversified Financial Services	16.5
Electric	5.2
Food	0.8
Gas	0.7
Healthcare - Products	0.8
Healthcare - Services	2.1
Investment Companies	1.0
Media	1.0
Miscellaneous Manufacturing	1.2
Municipal	0.5
Oil & Gas	2.9
Pharmaceuticals	5.3
Pipelines	5.2
REITS	1.9
Retail	1.8
Semiconductors	0.5
Software	0.5
Telecommunications	1.1
Trucking & Leasing	0.2
U.S. Treasury Note	19.3
Money Market Fund	1.9
Total Investments	100.0
Other Assets in Excess of Liabilities	0.0	**
Net Assets	100.0%

**	Less than 0.05%.